Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2020 and 2019, operating lease ROU assets net of lease incentives included in other assets were $40.6 million and $43.7 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $49.4 million and $51.1 million, respectively. As of December 31, 2020 and 2019, finance lease liabilities included in debt were $110.7 and $136.2 million, respectively.
As of December 31, 2020 and 2019, supplemental balance sheet information related to leases was as follows:

	December 31, 2020		December 31, 2019
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	8.3	15.5	9.0	16.3
Weighted average discount rate	6.6%	6.5%	6.4%	6.5%
As of December 31, 2020, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2021	$9,709	$9,659
2022	9,055	9,659
2023	9,125	9,659
2024	6,792	9,659
2025	5,715	9,659
Thereafter	24,320	148,330
Total lease payments	$64,716	$196,625
Less imputed interest	(15,293)	(85,924)
Present value of lease liabilities	$49,423	$110,701

Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2020 and 2019, operating lease ROU assets net of lease incentives included in other assets were $40.6 million and $43.7 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $49.4 million and $51.1 million, respectively. As of December 31, 2020 and 2019, finance lease liabilities included in debt were $110.7 and $136.2 million, respectively.
As of December 31, 2020 and 2019, supplemental balance sheet information related to leases was as follows:

	December 31, 2020		December 31, 2019
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	8.3	15.5	9.0	16.3
Weighted average discount rate	6.6%	6.5%	6.4%	6.5%
As of December 31, 2020, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2021	$9,709	$9,659
2022	9,055	9,659
2023	9,125	9,659
2024	6,792	9,659
2025	5,715	9,659
Thereafter	24,320	148,330
Total lease payments	$64,716	$196,625
Less imputed interest	(15,293)	(85,924)
Present value of lease liabilities	$49,423	$110,701